Income Taxes - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2017
Income Tax Disclosure [Abstract]
Unrecognized income tax benefit will decrease in the next twelve months	$ 2
Unrecognized tax benefits netted against deferred income taxes	71
Unrecognized tax benefits included within taxes payable	13
Accrued interest	5	$ 2
Deferred tax adjustment from U.S. tax reform	0	3	$ 0
Deferred income tax expense from U.S. tax reform		67
Decrease in valuation allowance from U.S tax reform		67
Unrecognized Tax Benefits, Income Tax Penalties Accrued	$ 2	$ 0